                   [SUNSTONE FINANCIAL GROUP, INC. LETTERHEAD]


December 21, 2000

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549


Re:      Wasatch Funds, Inc.
         Filing Pursuant to Rule 497(j)
         (33-10451 and 811-4920)

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Wasatch Funds (the "Company") hereby certifies that the form of Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 22 to the Company's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on December 18, 2000.

Please contact the undersigned at (414) 271-5885 with any questions about this certificate.


Very truly yours

/s/ Constance Dye Shannon
-------------------------
Senior Counsel